UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Other operating income	€ 2,043	€ 1,324	€ 4,130	€ 8,139
Total operating income	2,043	1,324	4,130	8,139
Sales and marketing	(1,838)	(853)	(3,372)	(5,082)
Research and development	(55,416)	(43,286)	(133,362)	(107,936)
General and administrative	(25,500)	(7,375)	(41,803)	(25,306)
Total operating expenses	(82,755)	(51,514)	(178,538)	(138,325)
Operating loss	(80,712)	(50,189)	(174,407)	(130,186)
Financial expenses	(93,051)	(8,474)	(102,478)	(16,627)
Financial income	20,404	3,436	22,743	9,949
Financial gain (loss)	(72,647)	(5,037)	(79,735)	(6,679)
Net loss before tax	(153,358)	(55,227)	(254,142)	(136,864)
Income tax	0	0	0	0
Net loss for the period	€ (153,358)	€ (55,227)	€ (254,142)	€ (136,864)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	72,944,298	63,226,066	66,634,630	63,024,814
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	72,944,298	63,226,066	66,634,630	63,024,814
Basic loss per share (in euro per share)	€ (2.10)	€ (0.87)	€ (3.81)	€ (2.17)
Diluted loss per share (in euro per share)	€ (2.10)	€ (0.87)	€ (3.81)	€ (2.17)